Regulatory requirements	12 Months Ended
Mar. 31, 2016
Regulatory requirements
Regulatory requirements

18. Regulatory requirements:

In April 2011, the Company has been assigned as Final Designated Parent Company who must calculate a consolidated capital adequacy ratio and since then, our consolidated capital adequacy ratio has been calculated based on Capital Adequacy Notice on Final Designated Parent Company. The Capital Adequacy Notice on Final Designated Parent Company has been revised in line with Basel 2.5 and Basel III and Nomura has calculated a Basel III-based consolidated capital adequacy ratio since March 2013.

In accordance with Article 2 of the Capital Adequacy Notice on Final Designated Parent Company, Nomura’s consolidated capital adequacy ratio is calculated based on the amounts of common equity Tier 1 capital, Tier 1 capital, total capital, credit risk-weighted assets, market risk and operational risk. As of March 31, 2015 and March 31, 2016, the Company was in compliance with common equity Tier 1 capital ratio, Tier 1 capital ratio and consolidated capital adequacy ratio requirements set out in the Capital Adequacy Notice on Final Designated Parent Company, etc. The required level (including applicable minimum consolidated capital buffer) as of March 31, 2016 was 5.25% for the common equity Tier 1 capital ratio,6.75% for the Tier 1 capital ratio and 8.75% for the consolidated capital adequacy ratio.

Under the Financial Instruments and Exchange Act (“FIEA”), NSC and NFPS are subject to the capital adequacy rules of the FSA. These rules requires the maintenance of a capital adequacy ratio, which is defined as the ratio of adjusted capital to a quantified total of business risk, of not less than 120%. Adjusted capital is defined as net worth (which includes shareholders’ equity, net unrealized gains and losses on securities held, reserves and subordinated debt) less illiquid assets. Business risks are divided into three categories: (1) market risks, (2) counterparty risks, and (3) basic risks. Under these rules, there are no restrictions on the operations of the companies provided that the resulting net capital adequacy ratio exceeds 120%. As of March 31, 2015 and 2016, the capital adequacy ratio of NSC exceeded 120%. Also, as of March 31, 2015 and 2016, the capital adequacy ratio of NFPS also exceeded 120%.

Financial Instruments Firms in Japan are required to segregate cash deposited by clients in connection with securities transactions under the FIEA. As of March 31, 2015 and 2016, NSC segregated debt securities with a market value of ¥433,011 million and ¥433,289 million and equity securities with a market value of ¥nil and ¥17,647 million, respectively, which were either included in Trading assets on the accompanying consolidated balance sheets or borrowed under lending and borrowing securities contracts, as a substitute for cash.

In the U.S., Nomura Securities International, Inc. (“NSI”) is registered as a broker-dealer under the Securities Exchange Act of 1934 and as a futures commission merchant with the Commodity Futures Trading Commission (“CFTC”). NSI is also regulated by self-regulatory organizations, such as the Financial Industry Regulatory Authority (“FINRA”) and the Chicago Mercantile Exchange Group. NSI is subject to the SEC’s Uniform Net Capital Rule (“Rule 15c3-1”) and other related rules, which require net capital, as defined under the alternative method, of not less than the greater of $1,000,000 or 2% of aggregate debit items arising from client transactions. NSI is also subject to CFTC Regulation 1.17 which requires the maintenance of net capital of 8% of the total risk margin requirement, as defined, for all positions carried in client accounts and nonclient accounts or $1,000,000, whichever is greater. NSI is required to maintain net capital in accordance with the SEC, CFTC, or other various exchange requirements, whichever is greater. Another U.S. subsidiary, Nomura Global Financial Products Inc. (“NGFP”) is registered as an OTC Derivatives Dealer under the Securities Exchange Act of 1934. NGFP is subject to Rule 15c3-1 and applies Appendix F. NGFP is required to maintain net capital of $20,000,000 in accordance with the SEC. Another U.S. subsidiary, Instinet, LLC (“ILLC”) is a broker-dealer registered with the SEC and is a member of FINRA. Further, ILLC is an introducing broker registered with the CFTC and a member of the National Futures Association and various other exchanges. ILLC is subject to Rule 15c3-1 which requires the maintenance of minimum net capital, as defined under the alternative method, equal to the greater of $1,000,000, 2% of aggregate debit items arising from client transactions, or the CFTC minimum requirement. Under CFTC rules, ILLC is subject to the greater of the following when determining its minimum net capital requirement: $45,000 minimum net capital required as a CFTC introducing broker; the amount of adjusted net capital required by a futures association of which it is a member; and the amount of net capital required by Rule 15c3-1(a). As of March 31, 2015 and 2016, NSI, NGFP and ILLC were in compliance with relevant regulatory capital related requirements.

In Europe, Nomura Europe Holdings plc (“NEHS”) is regulated on a consolidated basis by the Prudential Regulation Authority in the U.K., which imposes minimum capital adequacy requirements on NEHS. Nomura International plc (“NIP”), the most significant of NEHS’ subsidiaries, acts as a securities brokerage and dealing business. NIP is regulated and has minimum capital adequacy requirements imposed on it on a standalone basis by the Prudential Regulation Authority in the U.K. Nomura Bank International plc (“NBI”), another subsidiary of NEHS, is also regulated by the Prudential Regulation Authority in the U.K. on a standalone basis. As of March 31, 2015 and 2016, NEHS, NIP and NBI were in compliance with relevant regulatory capital related requirements.

In Asia, Nomura International (Hong Kong) Limited (“NIHK”) and Nomura Singapore Ltd (“NSL”) are regulated by their local respective regulatory authorities. NIHK is licensed by the Securities and Futures Commission in Hong Kong to carry out regulated activities including dealing in securities and futures contracts, and advising on securities, futures contracts and corporate finance. With effect from April 22, 2013, NIHK assumed from its fellow subsidiary, Nomura Securities (Hong Kong) Ltd, the roles of exchange participant and options trading exchange participant on the Stock Exchange of Hong Kong Ltd., futures commission merchant at the Hong Kong Futures Exchange Ltd. and clearing participant on the Hong Kong Securities Clearing Co. Ltd., the SEHK Options Clearing House Ltd. and HKFE Clearing Corporation Ltd. NIHK has a branch located in Taiwan which is also regulated by its local regulators. Activities of NIHK including its branch are subject to the Securities and Futures (Financial Resources) Rules which require it, at all times, to maintain liquid capital at a level not less than its required liquid capital. Liquid capital is the amount by which liquid assets exceed ranking liabilities. Required liquid capital is calculated in accordance with provisions laid down in the Securities and Futures (Financial Resources) Rules. NSL is a merchant bank with an Asian Currency Unit (“ACU”) license governed by the Monetary Authority of Singapore (“MAS”). NSL carries out its ACU regulated activities including, among others, securities brokerage and dealing business. The regulations require NSL to maintain a minimum paid-up capital of SGD15 million. NSL is regulated and has minimum capital adequacy requirements imposed on it on a standalone basis by the MAS in Singapore. As of March 31, 2015 and 2016, NIHK and NSL were in compliance with relevant regulatory capital related requirements.